Servicing - Loan Servicing Fee Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset At Amortized Value Additional Disclosures [Abstract]
Contractually specified servicing fees	$ 417	$ 354	$ 288
Late fees	11	10	11
Ancillary fees	2	3	2
Loan servicing fee income, total	$ 430	$ 367	$ 301